Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,557,440	$ 739,345
Less: Accumulated depreciation	(193,451)	(82,221)
Less: Impairment loss
Translation adjustments
Property, plant and equipment, net	2,363,989	657,124
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	5,264	3,550
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	448,171
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,104,005	$ 735,795